Notes Payable (10-K) (Details Narrative) (USD $)	0 Months Ended												1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended		48 Months Ended									0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended		2 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended				0 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Feb. 19, 2013	Feb. 14, 2013	Jan. 16, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Oct. 13, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 20, 2011	Aug. 03, 2012	Sep. 30, 2011	Apr. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 18, 2013	May 29, 2013	Apr. 24, 2013	Mar. 31, 2013	Mar. 17, 2013	Jul. 13, 2012	Jun. 15, 2012	Jan. 17, 2012	Feb. 09, 2012 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 14, 2012 July Convertible Note [Member]	Jul. 13, 2012 July Convertible Note [Member]	Dec. 31, 2012 July Convertible Note [Member]	Dec. 31, 2012 April Convertible Note [Member]	Jun. 30, 2012 May And June Convertible Notes [Member]	Dec. 31, 2012 August 2012 Convertible Note [Member]	Aug. 08, 2013 August 2012 Convertible Note [Member]	Sep. 24, 2012 September 2012 Convertible Note [Member]	Dec. 31, 2012 September 2012 Convertible Note [Member]	Dec. 14, 2012 December 2012 Convertible Note [Member]	Dec. 31, 2012 December 2012 Convertible Note [Member]	Dec. 31, 2012 Secured Notes [Member]	Dec. 31, 2011 Secured Notes [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Jun. 30, 2013 Notes Payable To One Employee [Member]	Dec. 31, 2012 Notes Payable To One Employee [Member]	May 29, 2013 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member]	Jun. 30, 2013 Revolving Loan [Member]	Jun. 30, 2013 Revolving Loan [Member]	Dec. 31, 2012 Revolving Loan [Member]	Jun. 07, 2013 Revolving Loan [Member]	Sep. 28, 2012 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member] Maximum [Member]
Revolving loan commitment																																																			$ 250,000				$ 351,649		$ 2,000,000
Net proceeds received from loan																			153,124	419,497		419,497																													201,775
Notes payable interest rate		10.00%		10.00%						10.00%	8.00%	10.00%	10.00%																		10.00%			10.00%			10.00%		10.00%	10.00%		10.00%														18.00%	12.00%
Revolving loan renewal fees percentage																																																					4.00%	4.00%
Revolving loan transaction advisory fees percentage																																																					4.00%	4.00%
Asset monitoring fees																																																					1,500	1,500
Due diligence fees on revolving loan																																																					10,000	10,000
Document review and legal fees																																																					12,500	12,500
Brokerage fees																																																					17,500	17,500
Debt issuance costs																																																					53,225	53,225
Interest expense amortized											93,447		8,333			92,804	116,628	330,932	157,908	843,004	(12,265)	1,158,036										50,000		100,000	91,666	10,000	99,291	20,834			2,708		50,000			91,120	3,962					0	24,394	28,831
Amortization of interest expense																																																						127,059
Minimum monthly fees as a percentage on revolving loan commitment																																																					0.875%	0.875%
Warrant issued to purchase number of common stock	5,000,000		2,000,000			10,000,000		3,333,333		200,000	5,000,000	6,666,666						500,000																10,000,000																	1,841,564
Percentage of issued and outstanding common stock shares																																																			1.00%
Exercise price of the warrants			$ 0.015			$ 0.01		$ 0.015		$ 0.05	$ 0.02	$ 0.015																						$ 0.01																	$ 0.001
Redemption of warrant in full by payment																																																		90,000	30,000
Fair value of the warrants treated as a discount										8,438	93,447	95,082																			47,530			96,667																				217,817
Capital lease obligations, maximum																																																			250,000	250,000	250,000
Securities available for sale																																																			1,000,000	1,000,000	1,000,000
Percentage of cash flows																																																			75.00%		75.00%
Amount of principal due	121,815															121,815		121,815		121,815	139,243	121,815			70,000	60,000																						10,000	10,000			250,000	250,000	250,000
Accrued interest	4,785		5,000					2,500								4,785		4,785		3,758	965	4,785	600	11,649																				14,319	934			1,161	802	11,649		15,382	15,382	175
Total debt payable																																																							351,649
Issued notes payable to employees in lieu of compensation														157,355						286,763									1,000	10,000
Accrued interest rate on related parties notes payable														2.25%	2.25%			0.80%		0.80%	2.25%
Debt instrument, maturity date		Feb. 19, 2014	Jun. 20, 2013	Jan. 16, 2014	Jul. 13, 2013		Mar. 13, 2013											Jun. 15, 2013		Jun. 15, 2013													Jul. 13, 2013	Jan. 31, 2013		Jun. 30, 2013	Jun. 30, 2013					Dec. 31, 2013
Secured notes payable	214,948	25,000		75,000								100,000				214,948		214,948		144,948	43,828	214,948					60,000
Warrants expiry date			Feb. 12, 2016					Aug. 31, 2019		Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Feb. 28, 2013																					Jul. 31, 2019						Sep. 30, 2013
Debt interest description

Company agreed to pay interest based on 10% interest rate for the first 4 months and 15% interest for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through maturity date.

Convertible notes payable	417,709							50,000		10,000	100,000		10,000			417,709		417,709		332,832		417,709									50,000			100,000			171,000		25,000	10,000		50,000
BCF amount limited to face amount of note										1,562			10,000															100,000			2,470			3,333			171,000		25,000	10,000		50,000
Proceeds from convertible notes payable						100,000					71,373																				29,318						113,806
Payments of outstanding accounts payable											28,627																				20,682						57,194
Common stock conversion price per share	$ 0.02						$ 0.30		$ 0.30	$ 0.02			$ 0.02			$ 0.02		$ 0.02				$ 0.02	$ 0.02					$ 0.02			$ 0.015			$ 0.01			$ 0.02		$ 0.02	$ 0.02		$ 0.02
Common stock shares issued on conversion of convertible note					2,500,000		500,000	3,500,000	500,000																								2,500,000									2,500,000
Common shares issued on debt extinguishment																																	2,000,000									2,000,000
Common stock price per share on debt extinguisment																																	$ 0.30
Loss on debt extinguishment									150,000																								750,000
Convertible note value																							6,000																			50,000
Outstanding related parties notes payable														$ 157,355						$ 286,763									$ 1,000	$ 10,000